Accounts receivable	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2013 includes unbilled revenue of $45,274 (December 31, 2012 - $22,658) from the Company's regulated utilities. Accounts receivable as at December 31, 2013 is presented net of allowance for doubtful accounts of $8,461 (December 31, 2012 - $4,360).